S000021242 [Member] Expense Example - NexPoint Event Driven Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 752
Expense Example, with Redemption, 3 Years	1,241
Expense Example, with Redemption, 5 Years	1,755
Expense Example, with Redemption, 10 Years	3,159
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	379
Expense Example, with Redemption, 3 Years	925
Expense Example, with Redemption, 5 Years	1,596
Expense Example, with Redemption, 10 Years	3,388
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	$ 2,404